Key management transactions (Narrative) (Details) - Private placements [Member] $ in Millions, $ in Millions	1 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 19, 2024 CAD ($)	Dec. 19, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Gross proceeds raised through private placement from board and management.	$ 0.3
Subscription receipts	$ 50.0	$ 50.0	$ 35.1